Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income tax expense
Schedule of Composition of income tax expense	Composition of income tax expense:

	2017	2018	2019
	RMB	RMB	RMB

Current income tax	249,995	326,418	363,024
Deferred income tax	(46,171)	(150,522)	(272,005)

	203,824	175,896	91,019

Schedule of Composition of deferred tax assets and liabilities

Composition of deferred tax assets and liabilities:

	2018	2019
	RMB	RMB

Deferred tax assets
Amortization of intangible assets	757	—
Tax losses carried forward	19,030	246,834
Allowance for credit losses	170,527	401,646
Others	507	976
Less: valuation allowance	(12,258)	(205,544)
	178,563	443,912
Deferred tax liabilities
Intangible assets arising from business combinations	(27,770)	(30,638)
	(27,770)	(30,638)

Net deferred tax assets	150,793	413,274

Schedlue of Movement of valuation allowance

Movement of valuation allowance:

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	18,170	18,511	12,258
Additions	2,319	24,523	200,500
Reversals	(1,978)	(30,776)	(7,214)

Balance as of December 31	18,511	12,258	205,544

Schedule of Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group:

	2017	2018	2019
	RMB	RMB	RMB

Loss before tax	(1,223,164)	(503,420)	(1,092,021)

Income tax computed at statutory EIT rate (25%)	(305,791)	(125,855)	(273,005)
Effect of preferential tax rates for certain entities comprising the Group	(112,684)	(137,124)	(116,461)
Effect of differing tax rates in different jurisdictions	422,677	260,441	218,204
Non-deductible expenses and non-taxable income, net	188,069	218,830	199,425
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(3,822)	(4,623)	(18,885)
Change in valuation allowances	1,933	(23,572)	128,665
Others	13,442	(12,201)	(46,924)

Income tax expense	203,824	175,896	91,019

Effective income tax rate	(16.7)%	(34.9)%	(8.3)%